NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

NOTE PURCHASE AGREEMENT 1

On April 15, 2020, the Company entered into a note purchase agreement (the “Note Purchase Agreement 1”) by and among the Company, DDL, TCL and a third-party investor (the “Investor”).

Pursuant to the terms of Note Purchase Agreement 1, the Company agreed to issue and sell to the Investor, and the Investor agreed to purchase from the Company, a secured promissory note (the “2020 Secured Note”) in the original principal amount of $6,015,000. In consideration thereof, on April 15, 2020, (i) the Investor (a) paid $1,000,000 in cash, (b) issued to the Company (1) Investor Note #1 in the principal amount of $2,000,000 (“Investor Note #1”), and (2) Investor Note #2 in the principal amount of $2,000,000 (“Investor Note #2” and together with Investor Note #1, the “2020 Investor Notes”), and (ii) the Company delivered the 2020 Secured Note on behalf of the Company, to the Investor, against delivery of the 2020 Purchase Price. For these purposes, the “2020 Purchase Price” means the Investor’s initial cash purchase price, together with the sum of the initial principal amounts of the Investor Notes.

The 2020 Secured Note is secured by the Collateral (as hereinafter defined). The 2020 Secured Note carries an original issue discount (“OID”) of $1,000,000 (16.7%). In addition, the Company agreed to pay $15,000 to the Investor to cover the Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the 2020 Secured Note (the “Transaction Expense Amount”). In addition to this, a payment of $325,000 was made to Ascendiant Capital Markets, LLC (“Ascendiant”) for structuring the agreement between both parties. The 2020 Purchase Price for the 2020 Secured Note is $4,675,000, computed as follows: $6,015,000 original principal balance, less: OID, Transaction Expense Amount, and commission paid.

The borrowing period is 24 months, and the Company shall pay the outstanding balance and all fees on maturity. A monitoring fee equal to 0.833% of the outstanding balance will automatically be added to the outstanding balance on the first day of each month. The debt less the discount and transaction expenses will be accreted over the term of the 2020 Secured Note using the effective interest method.

Security Agreement

On April 15, 2020, the Company entered into the Security Agreement by the Company, DDL and TCL, in favor of the Investor (the “2020 Security Agreement”). Pursuant to the terms of the 2020 Security Agreement, the Company granted the Investor a first-priority security interest in all rights, title, interest, claims and demands of the Company in and to all of the Company’s patents and all other proprietary rights, and all rights corresponding to the Company’s patents throughout the world, now owned and existing, and all replacements, proceeds, products, and accessions thereof (the “Collateral”).

Note Purchase Agreement 1 was settled in full on April 22, 2022.

NOTE PURCHASE AGREEMENT 2

On February 8, 2021, the Company entered into an additional note purchase agreement (“Note Purchase Agreement 2”) with the Investor.  Pursuant to the terms of Note Purchase Agreement 2, the Company agreed to issue and sell to the Investor, and the Investor agreed to purchase from the Company, a secured promissory note (the “Secured Note 2”) in the original principal amount of $24,015,000. The Secured Note 2 carries an OID of $4,000,000 (16.7%), and the Company agreed to pay $15,000 to the Investor to cover the Investor’s transaction expenses. In addition to this, a commission of $1,200,000 was also payable to Ascendiant.

In consideration thereof, on February 9, 2021, (i) the Investor paid $20,000,000 in cash to the Company, and (ii) the Company delivered Secured Note 2 on behalf of the Company, to the Investor, against the delivery of the 2021 Purchase Price.  For these purposes, the “2021 Purchase Price” means the Investor’s initial cash purchase price. After adjusting for transaction expenses of $1,200,000, cash proceeds received were $18,800,000.

The borrowing terms for Note Purchase Agreement 2 were originally consistent with those of Note Purchase Agreement 1, with the borrowing period being 24 months from the date of the agreement, the Company being required to pay the outstanding balance and all fees on maturity, and a monitoring fee equal to 0.833% of the outstanding balance being automatically added to the outstanding balance on the first day of each month. The debt less discount and transaction expenses will be accreted over the term of the Secured Note 2 using the effective interest rate method.

On October 21, 2022, the Company entered into an amendment to Note Purchase Agreement 2. Pursuant to the terms of the amendment, the Company and Investor agreed to extend the maturity date of Note Purchase Agreement 2 to July 1, 2024. In consideration thereof, the Company agreed to pay to the Investor an extension fee in the amount of 5% of the outstanding balance of Note Purchase Agreement 2, which resulted in $813,834 being added onto the liability due to the Investor.

The Company and the Investor previously agreed to reduce the maximum monthly redemption amount from $2,000,000 to $500,000 from June 2022 to February 2023, which reduction remains in force. Pursuant to the terms of the amendment, the Company and Investor agreed to reduce the maximum monthly redemption amount during the period beginning March 2023 until Note Purchase Agreement 2 is paid in full from $2,000,000 to $1,000,000; provided, however, that upon the occurrence of an event of default under the Note Purchase Agreement 2, the maximum monthly redemption amount will automatically be increased back to $2,000,000.

Security Agreement

On February 8, 2021, the 2020 Security Agreement was extended to include Note Purchase Agreement 2, which is also secured against all of the Company’s assets owned as of February 9, 2021 and extends to any assets acquired at any time that the Company’s obligations under Secured Note 2 are outstanding.

NOTE PURCHASE AGREEMENT 3

On May 20, 2022, the Company entered into a new note purchase agreement (“Note Purchase Agreement 3”) by and among the Company, DDL, TCL and a third-party investor.

Pursuant to the terms of the Note Purchase Agreement 3, the Company agreed to issue and sell to the Investor and the Investor agreed to purchase from the Company a secured promissory note (the “Secured Note”) in the original principal amount of $6,015,000. In consideration thereof, on May 20, 2022 (the closing date), (i) the Investor paid $5,000,000 in cash, and (ii) the Company delivered the Secured Note on behalf of the Company, to the Investor, against delivery of the Purchase Price. For these purposes, the “Purchase Price” means the Investor’s initial cash purchase price.

The Secured Note is secured by the Collateral (as hereinafter defined). The Secured Note carries an original issue discount (“OID”) of $1,000,000 (16.7%). In addition, the Company agreed to pay $15,000 to the Investor to cover the Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Secured Note (the “Transaction Expense Amount”). In addition to this, a payment of $300,000 was made to Ascendiant Capital Markets, LLC, (the “Commission”) for structuring the agreement between both parties. The Purchase Price for the Secured Note is $4,700,000, computed as follows: $6,015,000 original principal balance, less: OID, Transaction Expense Amount, and commission paid.

The borrowing period is 24 months, and the Company shall pay the outstanding balance and all fees on maturity. A monitoring fee equal to 0.833% of the outstanding balance will automatically be added to the outstanding balance on the first day of each month. The debt less the discount and transaction expenses will be accreted over the term of the Note using the effective interest method.

Security Agreement

On May 20, 2022, the Company entered into the Security Agreement by the Company, DDL and TCL, in favor of the Investor (the “Security Agreement”). Pursuant to the terms of the Security Agreement, the Company granted the Investor a first-priority security interest in all rights, title, interest, claims and demands of the Company in and to all of the Company’s patents and all other proprietary rights, and all rights corresponding to the Company’s patents throughout the world, now owned and existing, and all replacements, proceeds, products, and accessions thereof.  As of December 31, 2022, long-term debt matures as follows:

Notes Payable ($)
Within 12 months	11,512,711
Within 24 months	8,557,548
20,070,259

NOTE 8 – NOTES PAYABLE

NOTE PURCHASE AGREEMENT 1

On April 15, 2020, the Company entered into a note purchase agreement (the “Note Purchase Agreement 1”) by and among the Company, DDL, TCL and a third-party investor (the “Investor”).

Pursuant to the terms of the Note Purchase Agreement, the Company agreed to issue and sell to the Investor and the Investor agreed to purchase from the Company a secured promissory note (the “Secured Note”) in the original principal amount of $6,015,000. In consideration thereof, on April 15, 2020 (the closing date), (i) the Investor (a) paid $1,000,000 in cash, (b) issued to the Company (1) Investor Note #1 in the principal amount of $2,000,000 (“Investor Note #1”), and (2) Investor Note #2 in the principal amount of $2,000,000 (“Investor Note #2” and together with Investor Note #1, the “Investor Notes”), and (ii) the Company delivered the Secured Note on behalf of the Company, to the Investor, against delivery of the Purchase Price. For these purposes, the “Purchase Price” means the Investor’s initial cash purchase price, together with the sum of the initial principal amounts of the Investor Notes.

The Secured Note is secured by the Collateral (as hereinafter defined). The Secured Note carries an original issue discount (“OID”) of $1,000,000 (16.7%). In addition, the Company agreed to pay $15,000 to the Investor to cover the Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Secured Note (the “Transaction Expense Amount”). In addition to this, a payment of $325,000 was made to Ascendiant Capital Markets, LLC, (the “Commission”) for structuring the agreement between both parties. The Purchase Price for the Secured Note is $4,675,000, computed as follows: $6,015,000 original principal balance, less: OID, Transaction Expense Amount, and commission paid.

The borrowing period is 24 months, and the Company shall pay the outstanding balance and all fees on maturity. A monitoring fee equal to 0.833% of the outstanding balance will automatically be added to the outstanding balance on the first day of each month. The debt less the discount and transaction expenses will be accreted over the term of the Note using the effective interest method.

Security Agreement

On April 15, 2020, the Company entered into the Security Agreement by the Company, DDL and TCL, in favor of the Investor (the “Security Agreement”). Pursuant to the terms of the Security Agreement, the Company granted the Investor a first-priority security interest in all rights, title, interest, claims and demands of the Company in and to all of the Company’s patents and all other proprietary rights, and all rights corresponding to the Company’s patents throughout the world, now owned and existing, and all replacements, proceeds, products, and accessions thereof.

NOTE PURCHASE AGREEMENT 2

On February 8, 2021, the Company entered into an additional note purchase agreement (“Note Purchase Agreement 2”) with the Investor.  Pursuant to the terms of Note Purchase Agreement 2, the Company agreed to issue and sell to the Investor and the Investor agreed to purchase from the Company, a secured promissory note (“Secured Note 2”) in the original principal amount of $24,015,000. The Secured Note carries an OID of $4,000,000 (16.7%), and the Company agreed to pay $15,000 to the Investor to cover the Investor’s transaction expenses. In addition to this, a Commission of $1,200,000 was also payable to Ascendiant Capital Partners, LLC.

In consideration thereof, on February 9, 2021 (the “closing date”), (i) the Investor paid $20,000,000 in cash to the Company, and (ii) the Company delivered Secured Note 2 on behalf of the Company, to the Investor, against the delivery of the Purchase Price.  For these purposes, the “Purchase Price” means the Investor’s initial cash purchase price. After adjusting for transaction expenses of $1,200,000, cash proceeds received were $18,800,000.

The borrowing terms for Note Purchase Agreement 2 are consistent with those of Note Purchase Agreement 1, with the borrowing period being 24 months from the date of the agreement, the Company being required to pay the outstanding balance and all fees on maturity, and a monitoring fee equal to 0.833% of the outstanding balance being automatically added to the outstanding balance on the first day of each month. The debt less discount and transaction expenses will be accreted over the term of the Note using the effective interest rate method.

Security Agreement

On February 8, 2021, the Security Agreement established in respect to Note Purchase Agreement 1 was extended to include Note Purchase Agreement 2, which is also secured against all of the Company’s assets owned as of the closing date and extends to any assets acquired at any time that the Company’s obligations under Secured Note 2 are outstanding.

As of March 31, 2022, all outstanding debt in relation to the Note Purchase Agreements is due for repayment within the next 12 months.